Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discontinued operations
Net income	R$ 1,149,321	R$ 5,048,602	R$ 3,909,750
Companhia Paranaense De Energia Copel [Member]
Operating revenues (expenses)
General and administrative expenses	(111,665)	(126,172)	(79,762)
Other revenues (expenses), net	(441,601)	(86,344)	(24,423)
Result of equity in investees	1,620,451	3,689,345	3,551,254
Total Operating revenues (expenses)	1,067,185	3,476,829	3,447,069
Operating income before financial results	1,067,185	3,476,829	3,447,069
Financial income (expenses)
Financial revenues	57,658	304,809	335,485
Financial expenses	(177,375)	(112,332)	(86,076)
Total Financial income (expenses)	(119,717)	192,477	249,409
Operating income	947,468	3,669,306	3,696,478
Income tax and social contribution
Income tax and social contribution		67,641
Deferred income tax and social contribution	164,539	30,250	127,503
Total Income tax and social contribution	164,539	97,891	127,503
Net income from continuing operations	1,112,007	3,767,197	3,823,981
Discontinued operations
Net income (loss) from discontinued operations		1,185,376	80,221
Net income	R$ 1,112,007	R$ 4,952,573	R$ 3,904,202
Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Common shares	R$ 0.38839	R$ 1.20448	R$ 0.72523
Class A preferred shares	0.50343	1.41173	0.89086
Class B preferred shares	0.41745	1.50668	0.79778
Common shares	0.38839	1.61429	0.69440
Class A preferred shares	0.50343	1.86252	0.85790
Class B preferred shares	R$ 0.41745	R$ 1.95747	R$ 0.76388